Derivative Liabilities (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Conversion features issued	$ 1,273,463
Settled upon conversion or exercise	(1,296,416)
Settled upon payment of note	(148,949)
(Loss) Gain on revaluation	(508,839)
Balance	$ 807,682